Lease Transactions (Tables)	6 Months Ended
Sep. 30, 2024
Leases [Abstract]
Profit or Loss of Lease Transactions
The following table presents profit or loss of lease transactions as a lessor for the six months ended September 30, 2023 and September 30, 2024:

	September 30, 2023 (As Adjusted)	September 30, 2024
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥70,426	¥73,163
Operating leases:
Lease income	3,938	5,085
Total	¥74,364	¥78,248